CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									11,655	10,074	9,064
Subscriber service expenses									1,911	1,681	1,525
Broadcast operations expenses									389	350	341
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									3,390	3,005	2,773
Upgrade and retention costs									1,327	1,169	1,092
General and administrative expenses									1,576	1,445	1,457
Depreciation and amortization expense									2,349	2,482	2,640
Total operating costs and expenses									22,597	20,206	18,892
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Interest income									34	39	41
Interest expense									(763)	(557)	(423)
Liberty transaction and related gains (charges)										67	(491)
Other, net									84	69	34
Income before income taxes									3,984	3,514	1,834
Income tax expense									(1,348)	(1,202)	(827)
Net income									2,636	2,312	1,007
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to common stockholders:
Net income attributable to DIRECTV	718	516	701	674	618	479	543	558	2,609	2,198	942
Weighted average number of total common shares outstanding (in millions):
Basic (in shares)									747	880	985
Diluted (in shares)									752	886	992
DIRECTV Class A Common Shares
Net income attributable to common stockholders:
Net income attributable to DIRECTV									2,609	2,014	942
Basic earnings attributable to DIRECTV Class A common stockholders per common share (DIRECTV Group common shares for the period January 1, 2009 through November 19, 2009): (in dollars per share)	$ 1.02	$ 0.70	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.60	$ 3.49	$ 2.31	$ 0.96
Diluted earnings attributable to DIRECTV Class A common stockholders per common share (DIRECTV Group common shares for the period January 1, 2009 through November 19, 2009): (in dollars per share)	$ 1.02	$ 0.70	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.30	$ 0.95
Weighted average number of total common shares outstanding (in millions):
Basic (in shares)									747	870	982
Diluted (in shares)									752	876	989
DIRECTV Class B Common Shares
Net income attributable to common stockholders:
Net income attributable to DIRECTV										$ 184
Basic and diluted earnings (loss) attributable to DIRECTV Class B common stockholders per common share, for the period of November 19, 2009 through June 16, 2010, including $160 million exchange inducement value for the Malone Transaction in 2010: (in dollars per share)							$ 7.84	$ 0.60		$ 8.44	$ (0.02)
Weighted average number of total common shares outstanding (in millions):
Basic (in shares)										22	22
Diluted (in shares)										22	22